Held-for-Sale Current Non-Financial Assets - Summary of Current Non-Financial Assets Held-for-Sale (Detail) - Pemex logistics [member] - Assets and liabilities classified as held for sale [member]
$ in Thousands
Dec. 31, 2018 MXN ($)
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	$ 1,072,537
Other assets	1,278
Plants [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	712,246
Pipelines [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	143,434
Buildings [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	116,868
Land [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	92,400
Telecommunications equipment [member]
Disclosure of noncurrent financial assets held for sale [line items]
Non-financial assets held for sale, current	$ 6,311